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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------
Check here if Amendment [_]; Amendment Number:
                                              ----------
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
         ----------------------------
Address: 111 Huntington Avenue
         ---------------------
         Boston, Massachusetts 02199
         ---------------------------

Form 13F File Number: 28-11185
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
       ---------------
Title: Managing Director and Chief Operating Officer
       ---------------------------------------------
Phone: (617) 516-2000
       --------------

Signature, Place, and Date of Signing:


   /s/ Michael F. Goss              Boston, MA                  8/16/10
------------------------     ------------------------    ----------------------
        [Signature]                [City, State]                [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, (vi) general partner of Bain Capital Integral Investors II, L.P., (vii) the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (viii) the general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P., (ix) the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata investment Company, S.C.A.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               18
                                        -----------
Form 13F Information Table Entry Total:           7
                                        -----------
Form 13F Information Table Value Total:   3,366,873
                                        -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.     Form 13F File Number  Name
         -----   --------------------  ----------------------------------------
           1     28-11209              Bain Capital VI Coinvestment Fund, L.P.
         -----   --------              ----------------------------------------
           2     28-11662              Bain Capital VII Coinvestment Fund, LLC
         -----   --------              ----------------------------------------
           3     28-11661              Bain Capital VII Coinvestment Fund, L.P.
         -----   --------              ----------------------------------------
           4     28-11264              Bain Capital Fund VI, L.P.
         -----   --------              ----------------------------------------
           5     28-11659              Bain Capital Integral Investors, LLC
         -----   --------              ----------------------------------------
           6     28-11188              Bain Capital Partners VI, L.P.
         -----   --------              ----------------------------------------
           7     28-11660              Bain Capital Partners VII, L.P.
         -----   --------              ----------------------------------------
           8     28-12292              Bain Capital Integral Investors II, L.P.
         -----   --------              ----------------------------------------
           9     028-13947             Bain Capital Partners VIII, L.P.
         -----   ---------             ----------------------------------------
           10    021-66844             Bain Capital Fund VIII, L.P.
         -----   ---------             ----------------------------------------
           11    028-13945             Bain Capital VIII Coinvestment Fund, L.P.
         -----   ---------             ----------------------------------------
           12    028-13943             Bain Capital Partners VIII-E, L.P.
         -----   ---------             ----------------------------------------
           13    028-13940             Bain Capital Fund VIII-E, L.P.
         -----   ---------             ----------------------------------------
           14    028-13942             Bain Capital Partners IX, L.P.
         -----   ---------             ----------------------------------------
           15    028-13938             Bain Capital Fund IX, L.P.
         -----   ---------             ----------------------------------------
           16    028-13941             Bain Capital IX Coinvestment Fund, L.P.
         -----   ---------             ----------------------------------------
           17    028-13949             Sensata Investment Company, S.C.A.
         -----   ---------             ----------------------------------------
           18    028-13951             Sensata Management Company, S.A.
         -----   ---------             ----------------------------------------

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                          BAIN CAPITAL INVESTORS, LLC.

                    FORM 13F INFORMATION TABLE AS OF 06/30/10


   Column 1                  Column 2  Column 3  Column 4       Column 3  Column 5 Column 6   Column 7          Column 8
                                                                                                            VOTING AUTHORITY
                             TITLE OF             SHARES OR      VALUE     VALUE   INVESTMENT OTHER    -------------------------
NAME OF ISSUER                CLASS    CUSIP     PRN AMOUNT     (X$1000) (X$1000)  DISCRETION MANAGERS SOLE      SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC           COM    121208201  13,581,276 SH            228,709 Sole                 X
DOMINOS PIZZA INC               COM    25754A201   8,192,659 SH             92,577 Sole                 X
NANOSPHERE INC                  COM    63009F105     254,815 SH              1,111 Sole                 X
VONAGE HLDGS CORP               COM    92886T201     247,371 SH                569 Sole                 X
WARNER CHILCOTT PRIVATE
LIMITED COMPANY              COM CL A  G94368100  33,819,265 SH            772,770 Sole                 X
WARNER MUSIC GROUP CORP         COM    934550104  24,090,064 SH            117,078 Sole                 X
SENSATA TECHNOLOGIES HLDG BV    SHS    N7902X106 134,712,892 SH          2,154,059 Sole                 X